FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Denominated Term Debt Sensitivity to Foreign Exchange Rate (Details) CAD in Millions	Dec. 31, 2017 CAD
Cdn - U.S.
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	CAD 1.1
Cdn - U.K.
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	0.0
Unrealized foreign exchange gain or loss on foreign denominated debt | Cdn - U.S. | Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	3.7
Unrealized foreign exchange gain or loss on foreign denominated debt | Cdn - U.K. | Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	0.1
Unrealized foreign exchange risk management gain or loss | Cdn - U.S. | Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	2.6
Unrealized foreign exchange risk management gain or loss | Cdn - U.K. | Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Net pre-tax impact on Consolidated Statements of Income (Loss)	CAD 0.1